Property, construction in process and equipment, Carrying Amount and Security (Details) - MXN ($)	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment carrying amount [Abstract]
Carrying amount	$ 7,004,116,491	$ 6,989,096,871
Security [Abstract]
Security for bank loans	15,065,644,136	18,817,329,303
Land [Member]
Property, plant and equipment carrying amount [Abstract]
Carrying amount	705,682,511	705,682,511
Construction in Process [Member]
Property, plant and equipment carrying amount [Abstract]
Carrying amount	2,976,385,681	2,708,804,812
Buildings [Member]
Property, plant and equipment carrying amount [Abstract]
Carrying amount	$ 3,322,048,299	$ 3,574,609,548